Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of composition of income tax expenses

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current income tax expense	15,079	22,978	373
Deferred taxation	(252)	(3,085)	3,391
Total	14,827	19,893	3,764

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2018	2019	2020
	%	%	%
Statutory EIT rate	25.00	25.00	25.00
Effect of non‑deductible expenses(1)	3.28	(386.74)	(5.78)
Tax incentives for research and development expense(2)	(7.35)	111.56	2.08
Tax incentives for wages of disabled staff	(0.36)	9.89	0.02
Preferential tax rate	—	—	1.15
Change in valuation allowance	5.82	(154.03)	(23.19)
Non-taxable item (3)	—	47.58	—
Tax rate difference from statutory rate in other jurisdictions	0.40	7.45	(0.72)
Others	—	8.72	0.07
Effective income tax rate	26.79	(330.57)	(1.37)
(1)	It is mainly comprised of share‑based compensation expenses which are permanent differences.
(2)

According to policies promulgated by the State Tax Bureau of the PRC, certain of the Group’s subsidiaries are entitled to tax incentives for research and development expenses at 175% of tax‑deductible research and development expenses in 2018, 2019 and 2020.

(3)	It is due to the disposal gain arising from the disposal of 36Kr Global Holding.

Schedule of composition of deferred tax assets

	December 31,	December 31,
	2019	2020
	RMB’000	RMB’000
Deferred tax assets - non‑current:
—Net operating tax losses carry forwards	9,440	30,536
—Allowances of doubtful accounts	3,144	18,906
—Property and equipment impairment	—	1,997
—Others	584	299
Total deferred tax assets	13,168	51,738
Deferred tax liabilities - non‑current:
—Change in fair value of short‑term investments	(147)	—
Total deferred tax liabilities	(147)	—
Subtotal	13,021	—
Less: valuation allowance	(9,630)	(51,738)
Total deferred tax assets, net	3,391	—